RISK MANAGEMENT - Structural foreign exchange risk - Interest rate risk in the Banking Book (Details)	Dec. 31, 2025
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of ordinary basic equity and additional basic equity (as a percent)	15.00%